CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Millions	Total	Common shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2015	$ 4,843	$ 25		$ 4,399	$ 2,241	$ (1,863)	$ 41
Beginning balance at Dec. 31, 2015								$ 18
Net income (loss), excluding redeemable non controlling interests	(388)				(386)		(2)
Net income (loss), redeemable non controlling interests								4
Other comprehensive income (loss), net of tax	184					181	3
Dividend paid	(202)				(201)		(1)	(2)
Acquisition of treasury stock	(13)		$ (13)
Share-based compensation	26		4	22
Other changes	(22)			6	1		(29)
Ending balance at Jun. 30, 2016	4,428	25	(9)	4,427	1,655	(1,682)	12
Ending balance at Jun. 30, 2016								20
Beginning balance at Dec. 31, 2016	4,451	25	(9)	4,408	1,787	(1,767)	7
Beginning balance at Dec. 31, 2016	21							21
Net income (loss), excluding redeemable non controlling interests	291				288		3
Net income (loss), redeemable non controlling interests								5
Other comprehensive income (loss), net of tax	(136)					(135)	(1)
Dividend paid	(162)				(161)		(1)	(3)
Acquisition of treasury stock	(16)		(16)
Common shares issued from treasury stock for share-based compensation	19		$ 25	(6)
Share-based compensation	11			11
Other changes	(1)						(1)
Ending balance at Jun. 30, 2017	4,457	$ 25		$ 4,413	$ 1,914	$ (1,902)	$ 7
Ending balance at Jun. 30, 2017	$ 23							$ 23